OTHER NON-CURRENT ASSETS	12 Months Ended
Sep. 30, 2019
OTHER NON-CURRENT ASSETS
13.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consisted of the following:

		As of September 30,
	Notes	2018	2019
		US$	US$
Long-term prepaid expenses	(1)	3,823	3,864
Rental deposits	(2)	923	1,017
Deposit of sole distributor agreement	(3)	655	—
Long-term capitalized commission fees	(4)	—	3,251
Long-term receivables		—	1,540
Others		986	420
		6,387	10,092

(1)
Long-term prepaid expenses represent golf club membership fees. Such fees is amortized over ten years and which is recorded as general and administrative expenses on the consolidated statements of operations.

(2)	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
(3)
Deposit of sole distributor agreement represents a refundable deposit for a newly entered contract with a software developer, classified as non-current
deposits since the contract is longer than a year.
The
deposit was returned to the Group during the year ended September 30, 2019.

(4)	Long-term capitalized commission fees primarily consist of the long-term incremental sales commission relating to obtaining the customers contract as described in Note 2 .